Subsequent events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events:
(a)

On October 10, 2017, the Company declared quarterly dividends of $0.496875, $0.515625, $0.434375 $0.512500 and $0.492188 per Series D, Series E, Series F, Series G and Series H preferred share, respectively, representing a total distribution of $16,104,000. The dividends were paid on October 30, 2017 to all shareholders of record on October 27, 2017.

(b)	On October 10, 2017, the Company declared a quarterly dividend of $0.125 per common share. The dividend was paid on October 30, 2017 to all shareholders of record as of October 20, 2017.
(c)

On October 10, 2017, the Company issued, in a public offering, an aggregate principal amount of $80,000,000 of senior unsecured notes due 2027 (the "2027 Notes"). The 2027 Notes will mature on October 30, 2027 and bear interest at a rate of 7.125% per year, payable quarterly.  The Company granted the underwriters of the offering a 30-day option to purchase up to an additional $12,000,000 principal amount of the 2027 Notes on the same terms.  The Company used the net proceeds to repay a portion of a secured debt facility.

(d)	In October 2017, the sale of the Seaspan Mourne, one of the two 4250 TEU vessels held for sale as of September 30, 2017, closed for gross sale proceeds of approximately $9,550,000.